Equity and Net Loss Per Share (Details) - Schedule of Effect would be Anti-Dilutive or Issuance - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2024
Schedule of Treasury Stock Method to the Warrants and Restricted Stock Units [Abstract]
Class A earnout shares	1,000,000		1,000,000
Class B earnout shares	39,000,000		39,000,000
Warrants to purchase common stock	5,198,420	5,205,769	5,198,420
RSUs	915,568	939,330	915,568